CONVERTIBLE DEBT	6 Months Ended
Sep. 30, 2013
CONVERTIBLE DEBT [Text Block]

NOTE 9 – CONVERTIBLE DEBT.

Pursuant to a share exchange agreement dated May 31, 2013 between our company, Alkaline Water Corp., and all of the stockholders of Alkaline Water Corp., we closed the share exchange agreement and completed the acquisition of all of the issued and outstanding shares of Alkaline Water Corp. on May 31, 2013. Pursuant to the terms of the share exchange agreement, and on the closing date thereof, two stockholders of Alkaline Water Corp. sold all 100,000 issued and outstanding shares of common stock in the capital of Alkaline Water Corp. to our company in consideration for the issuance of 43,000,000 shares of our common stock ( 21,500,000 shares each) in the capital of our company. Following the closing of the share exchange agreement on May 31, 2013, we directly acquired all 100,000 shares common stock in the capital of Alkaline Water Corp. On such date, Alkaline Water Corp. became a direct wholly-owned subsidiary of our company. In connection with the closing of the share exchange agreement, on May 31, 2013, we completed a non-brokered private placement with Bank Gutenberg AG of 1,312,500 units of our company at a price $0.40 per unit for gross proceeds of $525,000, with each unit consisting of one share of our company, one share purchase warrant (each, a “First Warrant”) and one-half of one share purchase warrant (each whole warrant, a “Second Warrant”). The First Warrant entitles the holder to purchase, for a period of two years from issuance, one additional share of our common stock at an exercise price of $0.50 per share and each whole Second Warrant entitles the holder to purchase, for a period of two years from issuance, one additional share of our common stock at an exercise price of $0.60 per share. Also in connection with the closing of the share exchange agreement, on May 31, 2013, we converted three secured convertible notes issued by Alkaline 84, LLC to Bank Gutenberg AG into 574,675 units of our company at a price of $0.40 per unit. The convertible notes had an aggregate principal amount of $225,000 and bore interest at 10% per annum ($4,869.86). The units had the same terms as the units issued in connection with the private placement described above.